United States Securities and Exchange Commission
Washington, D.C.   20549

Form 12b-25

Notification of Late Filing

(Check one):
___ Form 10-K    __ Form 20-F   __ Form 11-K    ___ Form 10-Q    ___  Form N-SAR   X__N-CSR

For the Period Ended:           12/31/2009

Part I - Registrant Information

Full Name of Registrant

Z-Seven Fund Inc.

Former Name if Applicable

Address of Principal Executive Office (Street & Number)

1819 S. Dobson Road
Suite 207
Mesa, Arizona 85202-5656

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

(a)	the reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

X (b)
The subject annual report,  semi-annual  report,  transition  report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or Form N-CSR or portion  thereof,  will be filed on or before the fifteenth  calendar day following the prescribed due date; or the subject  quarterly report transition report on form 10-Q, or portion thereof  will be filed on or before the fifth  calendar day  following  the prescribed due date

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable

Part III - Narrative

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant’s Form N-CSR for the year ended December 31, 2009 could not be filed within the prescribed time period due to the advisor’s inability to complete the annual report to shareholders in adequate time for audit and compliance review.  The advisor has historically produced an extensive annual shareholder letter (greater than 100 pages).  The advisor operates with a small staff and in January 2010 had 100% turnover of his staff, which he was not able to replace until mid-March 2010.  As a result, because of the detailed nature of the traditional shareholder letter, the advisor was unable to complete it within the prescribed time period.  A modified, significantly shorter version of the traditional shareholder letter has been substituted at this time to prevent further delay.  The Form N-CSR will be filed no later than Wednesday, March 24, 2010 and mailing of the report will process concurrently.

Part IV - Other Information

(1)	Name and telephone number of person to contact in regard to this notification

Karen Shupe
804-267-7417

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months been filed?

No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

No

(Name of Registrant as Specified in Charter) THE Z SEVEN FUND, INC. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:   03/23/2010                                                                           By: /s/ Barry Ziskin
                                                             Barry Ziskin
                                                                                   President